Organization and Liquidity (Details Narrative) - USD ($)								1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Aug. 13, 2024	Aug. 06, 2024	Jan. 11, 2023	Mar. 11, 2022	Feb. 08, 2022	Dec. 28, 2021	Aug. 12, 2016	Jan. 31, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2023	Sep. 30, 2022	Aug. 31, 2022	Aug. 01, 2022	Apr. 30, 2022	Apr. 29, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net income loss									$ 2,031,215	$ 1,731,031	$ 2,184,372	$ 975,097	$ 3,762,246	$ 3,159,468	$ 6,592,723	$ 4,996,069
Revenues
Working capital													1,100,000		(4,600,000)
Convertible note		$ 600,000							$ 826,235				826,235		595,999
Debt instrument, face amount																			$ 500,000
Warrant term																				4 years 6 months
Warrant to purchase common stock																						62,500
Exercisable price per share						$ 8.00		$ 18.80								$ 111.04	$ 8.00			$ 16.00	$ 20.00	$ 8.00	$ 16.00
Net proceeds from warrants				$ 92,336	$ 92,336	$ 418,449
Initiated a capital offering								$ 4,500,000
Working capital													(1,100,000)		4,600,000
Proceeds from convertible debt														$ 3,935,000	$ 3,935,000	$ 550,715
Share price			$ 18.80													$ 16.00		$ 1.00
Common stock, shares issued									2,106,233				2,106,233		2,008,689	1,700,414
Common stock, shares outstanding									2,106,233				2,106,233		2,008,689	1,700,414
Adjustments to additional paid in capital stock split															$ 141	$ 119	$ 81
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price	$ 1.00
Reverse stock split	1-for-8 reverse stock split
Common stock, shares issued	2,111,235
Common stock, shares outstanding	2,111,235
Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exercisable price per share			$ 18.80
Proceeds from convertible debt			$ 3,935,000
Institutional Investor [Member] | Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, face amount								4,300,000
Net proceeds from warrants								3,600,000
Initiated a capital offering								$ 4,500,000
Investor [Member] | Forecast [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from convertible debt		$ 600,000
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued							5,625,000
Sale of stock membership percentage							100.00%
Net income loss
Conversion of stock, shares issued							5,625,000
Share price																$ 32.00
Common Stock [Member] | Institutional Investor [Member] | Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant term								4 years
Warrant to purchase common stock								127,260
Exercisable price per share								$ 18.80